Other Current Assets - Summary of Other Current Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Other Current Assets [Abstract]
Advance to suppliers	$ 145,423	$ 116,190
Prepaid expenses	4,607	3,519
Receivable from related party	24	49
Other assets	3,069	2,206
Total	$ 153,123	$ 121,964